Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions

Note 9. Related party transactions

Receivable from and payable to related parties

The following balances are outstanding at the reporting date in relation to transactions with related parties:

	As of June 30,	As of December 31,
	2026	2025
	$	$

Current receivables:
Receivables from related parties	738,882	-

Current payables:
Payables to related parties	-	440,348

Non-current payables:
Payables to related parties	-	61,466

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.